Goodwill	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Goodwill
18.	GOODWILL
For the year ended December 31, 2021

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2021	$55,123,166	$2,414,113	$52,709,053
Disposal of subsidiaries (Note 30)	(310,711)	—	(310,711)
Effect of foreign currency exchange differences	(325,929)	—	(325,929)

Balance at December 31, 2021	$54,486,526	$2,414,113	$52,072,413

For the year ended December 31, 2022

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2022	$54,486,526	$2,414,113	$52,072,413
Effect of foreign currency exchange differences	240,986	—	240,986

Balance at December 31, 2022	$54,727,512	$2,414,113	$52,313,399

For the year ended December 31, 2023

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2023	$54,727,512	$2,414,113	$52,313,399
Acquisitions through business combinations (Note 29)	5,147	—	5,147
Effect of foreign currency exchange differences	85,870	—	85,870

Balance at December 31, 2023	$54,818,529	$2,414,113	$52,404,416

	Cost	Accumulated Impairment	Carrying Amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2023	$1,787,313	$78,841	$1,708,472
Acquisitions through business combinations (Note 29)	168	—	168
Effect of foreign currency exchange differences	2,804	—	2,804

Balance at December 31, 2023	$1,790,285	$78,841	$1,711,444

a.	Allocating goodwill to cash-generating units
The Group did not monitor goodwill for internal management purpose but for financial reporting purpose and, therefore, the goodwill was allocated to the following cash-generating units for evaluation of impairment: packaging segment, testing segment, EMS segment and other segment. The carrying amounts of goodwill allocated to cash-generating units were as follows:

	December 31
	2022	2023
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$35,427,102	$35,426,817	$1,156,983
Testing segment	13,414,275	13,414,094	438,083
EMS segment	3,323,920	3,415,404	111,541
Others	148,101	148,101	4,837

	$52,313,399	$52,404,416	$1,711,444

b.	Impairment assessment
At the end of each year, the Group performs evaluation of goodwill for impairment by reviewing the recoverable amounts based on value in use which incorporates cash flow projections estimated by management covering a five-year period. The cash flows beyond that five-year period are extrapolated using a steady per annum growth rate. In assessing value in use, the estimated future cash flows are discounted to their present value using annual pre-tax
discount rates which were 10.27%-15.76%,
8.65%-14.64%
and 13.83%-14.08% as of December 31, 2021, 2022 and 2023, respectively. For the years ended December 31, 2021, 2022 and 2023, no impairment loss was recognized. The key assumption used in calculating each segment’s value in use also included the growth rates for operating revenues, which were based on the forecast for the Group and the industry as well as the Group’s historical performance.
Management believes that any reasonably possible change in the key assumptions on which the recoverable amount was based on would not cause the carrying amount of each cash-generating unit to exceed its recoverable amount.